FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI February 4, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     4630 1006500.000SH     SOLE               408450.000        598050.000
                                                                14 3000.000 SH       OTHER   	                        3000.000
Alcoa                          COM              013817101     6036 169775.000SH      SOLE                61125.000        108650.000
American Home Products         COM              026609107      259 4225.000 SH       SOLE                                   4225.000
American International Group   COM              026874107      542 6824.000 SH       SOLE                                   6824.000
                               	                           	74  931.000 SH	     OTHER
931.000
Andrew Corporation             COM              034425108     5841 266825.000SH      SOLE               107000.000        159825.000
                                                                28 1300.000 SH       OTHER                                  1300.000
Apache Corp.                   COM              037411105      463 9275.000 SH       SOLE                  450.000          8825.000
                                                                22  450.000 SH       OTHER                                   450.000
Applied Materials, Inc.        COM              038222105     3844 95855.000SH       SOLE                 8570.000         87285.000
Atmel Corp.                    COM              049513104     2069 280800.000SH      SOLE               193700.000         87100.000
Avon Products, Inc.            COM              054303102     5668 121895.000SH      SOLE                49535.000         72360.000
BP PLC-Spons ADR               COM              055622104      530 11405.000SH       SOLE                                  11405.000
                                                               187 4012.000 SH       OTHER                                  4012.000
Bellsouth Corporation          COM              079860102       89 2346.000 SH       SOLE                                   2346.000
                                                               187 4912.000 SH       OTHER                                  4912.000
Bristol Myers Squibb           COM              110122108      419 8225.000 SH       SOLE                                   8225.000
Calpine Corp                   COM              131347106     3439 204800.000SH      SOLE                87100.000        117700.000
                                                                29 1750.000 SH       OTHER                                  1750.000
Canadian National Railway      COM              136375102     7236 149875.000SH      SOLE                56750.000         93125.000
                                                                48 1000.000 SH       OTHER                                  1000.000
Carnival Corp Class A          COM              143658102     7516 267650.000SH      SOLE               100450.000        167200.000
                                                                98 3500.000 SH       OTHER                                  3500.000
Citigroup, Inc.                COM              172967101     6165 122131.000SH      SOLE                50705.000         71426.000
Citizens Banking Corp.         COM              174420109      228 6923.000 SH       SOLE                                   6923.000
Clarcor, Inc.                  COM              179895107     1702 62700.000SH       SOLE                                  62700.000
Coca-Cola Company              COM              191216100      567 12030.000SH       SOLE                                  12030.000
Colgate Palmolive              COM              194162103     1311 22700.000SH       SOLE                                  22700.000
                                                                54  940.000 SH       OTHER   	                          940.000
Comerica Inc                   COM              200340107     1865 32541.000SH       SOLE                 1000.000         31541.000
                                                               796 13898.000SH       OTHER   	                        13898.000
Compaq Computer Corp.          COM              204493100     3413 349690.000SH      SOLE               239700.000        109990.000
                                                                17 1700.000 SH       OTHER   	                         1700.000
DPL Inc                        COM              233293109      298 12355.000SH       SOLE                                  12355.000
                                                                55 2287.000 SH       OTHER  	                         2287.000
Elan Corp. PLC ADR             COM              284131208     6313 140100.000SH      SOLE                52500.000         87600.000
Electronic Data System Corp.   COM              285661104     6468 94360.000SH       SOLE                34245.000         60115.000
                                                                87 1275.000 SH       OTHER                                  1275.000
Equity Office Properties Trust COM              294741103     3498 116304.000SH      SOLE                65696.000         50608.000
Equity Residential Properties  COM              29476L107      632 22000.000SH       SOLE                 5800.000         16200.000
Exxon Mobil Corporation        COM              302316102     2658 67637.000SH       SOLE                 3604.000         64033.000
                                                               513 13060.000SH       OTHER                                 13060.000
Fannie Mae                     COM              313586109     5490 69060.000SH       SOLE                21455.000         47605.000
                                                                99 1250.000 SH       OTHER                                  1250.000
Fifth Third Bancorp            COM              316773100      427 6970.000 SH       SOLE                                   6970.000
                                                              1116 18195.000SH       OTHER                                 18195.000
General Electric               COM              369604103     2713 67701.000SH       SOLE                                  67701.000
                                                               308 7675.000 SH       OTHER                                  7675.000
Global SanteFe Corp            COM              G3930E101      911 31925.000SH       SOLE                  900.000         31025.000
Henry Schein Inc.              COM              806407102     1144 30900.000SH       SOLE                 1700.000         29200.000
Hibernia Corp Class A          COM              428656102     5708 320865.000SH      SOLE               142240.000        178625.000
Honeywell International, Inc.  COM              438516106     7462 220650.000SH      SOLE                79475.000        141175.000
                                                                44 1300.000 SH       OTHER                                  1300.000
Huntington Bancshares Inc.     COM              446150104      174 10140.000SH       SOLE                                  10140.000
IBM                            COM              459200101     5604 46327.000SH       SOLE                18992.000         27335.000
                                                               109  900.000 SH       OTHER                                   900.000
Intel Corp                     COM              458140100      601 19100.000SH       SOLE                                  19100.000
                                                               113 3600.000 SH       OTHER                                 3600.000
JLG Industries                 COM              466210101     1137 106768.000SH      SOLE                                 106768.000
                                                                39 3700.000 SH       OTHER                                 3700.000
JP Morgan Chase & Co.          COM              46625H100     5852 160998.000SH      SOLE                55962.000        105036.000
                                                                22  600.000 SH       OTHER                                   600.000
Johnson & Johnson              COM              478160104     6371 107805.000SH      SOLE                37550.000         70255.000
                                                                34  580.000 SH       OTHER                                   580.000
KPMG Consulting, Inc.          COM              48265R109     7136 430650.000SH      SOLE               164550.000        266100.000
Kroger Co.                     COM              501044101     5167 247575.000SH      SOLE                86525.000        161050.000
                                                                25 1200.000 SH       OTHER                                 1200.000
Lowe's Companies               COM              548661107     1593 34325.000SH       SOLE                                  34325.000
MBIA Inc                       COM              55262C100      619 11550.000SH       SOLE                                  11550.000
Marathon Oil Corp.             COM              565849106     4664 155458.000SH      SOLE                74958.000         80500.000
                                                                 9  300.000 SH       OTHER                                   300.000
McDonalds Corp                 COM              580135101      498 18830.000SH       SOLE                                  18830.000
                                                                32 1200.000 SH       OTHER                                 1200.000
Medtronic Inc                  COM              585055106      497 9700.000 SH       SOLE                                   9700.000
                                                               195 3800.000 SH       OTHER                                 3800.000
Merck & Company                COM              589331107     4970 84525.000SH       SOLE                31225.000         53300.000
                                                                37  635.000 SH       OTHER                                  635.000
Microsoft Corp.                COM              594918104     3500 52825.000SH       SOLE                 4755.000         48070.000
                                                                33  500.000 SH       OTHER                                   500.000
Minnesota Mining & Mfg         COM              604059105     5596 47340.000SH       SOLE                19330.000         28010.000
                                                                18  150.000 SH       OTHER                                   150.000
NRG Energy Inc                 COM              629377102      333 21500.000SH       SOLE                                  21500.000
Nabors Industries              COM              629568106     4258 124025.000SH      SOLE                43925.000         80100.000
National City Corp.            COM              635405103      126 4320.000 SH       SOLE                                   4320.000
                                                               104 3548.000 SH       OTHER                                 3548.000
Newmont Mining Corp.           COM              651639106     5950 311380.000SH      SOLE               112350.000        199030.000
                                                                63 3300.000 SH       OTHER                                 3300.000
Noble Drilling Corp.           COM              655042109      343 10075.000SH       SOLE                 1700.000          8375.000
Outback Steakhouse, Inc.       COM              689899102     7503 219055.000SH      SOLE                80600.000        138455.000
                                                                38 1100.000 SH       OTHER                                 1100.000
Pfizer                         COM              717081103      885 22200.000SH       SOLE                                  22200.000
Philips NV                     COM              718337504      208 7136.000 SH       SOLE                                   7136.000
                                                                12  400.000 SH       OTHER                                   400.000
Royal Dutch Petroleum          COM              780257705      412 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      448 11450.000SH       SOLE                                  11450.000
                                                               459 11717.000SH       OTHER                                11717.000
SPX Corp                       COM              784635104    11106 81125.000SH       SOLE                29195.000         51930.000
Sara Lee                       COM              803111103      356 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     6477 180873.000SH      SOLE                62200.000        118673.000
                                                                70 1950.000 SH       OTHER                                 1950.000
Shell Transport & Trading      COM              822703609      568 13700.000SH       SOLE                  200.000         13500.000
Sovereign Bancorp, Inc.        COM              845905108     3395 277350.000SH      SOLE               186600.000         90750.000
Steelcase Class B              COM              858155203      175 11900.000SH       SOLE                                  11900.000
Stryker Corp                   COM              863667101      416 7127.000 SH       SOLE                                   7127.000
Transocean Sedco Forex, Inc.   COM              G90078109     3200 94618.000SH       SOLE                42580.000         52038.000
                                                                27  801.000 SH       OTHER                                   801.000
Tyco International Ltd New     COM              902124106    10327 175329.000SH      SOLE                60082.000        115247.000
                                                                38  650.000 SH       OTHER   	                         650.000
Verizon Communications         COM              92343V104     5041 106216.000SH      SOLE                35255.000         70961.000
                                                               213 4479.000 SH       OTHER   	                        4479.000
W.R. Berkley Corp.             COM              084423102     7165 133425.000SH      SOLE                47100.000         86325.000
                                                                43  800.000 SH       OTHER                                   800.000
Walgreen Co.                   COM              931422109      269 8000.000 SH       SOLE                                   8000.000
Wells Fargo & Co.              COM              949740104      700 16100.000SH       OTHER   	                       16100.000
Zebra Technologies             COM              989207105      222 4000.000 SH       SOLE                                   4000.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: $236,927